Shareholder Report, Holdings (Details)	Nov. 30, 2024
Longboard Fund Class A | Other Assetsin Excessof Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Longboard Fund Class A | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Longboard Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Longboard Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Longboard Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Longboard Fund Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Longboard Fund Class A | Meterials [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Longboard Fund Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Longboard Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Longboard Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
Longboard Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
Longboard Fund Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Longboard Fund Class A | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Boston Scientific Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Go Daddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Packaging Corporationof America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Progressive Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Unum Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Trane Technologies P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Other Assetsin Excessof Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Longboard Fund Class I | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Longboard Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Longboard Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Longboard Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Longboard Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Longboard Fund Class I | Meterials [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Longboard Fund Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Longboard Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Longboard Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
Longboard Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
Longboard Fund Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Longboard Fund Class I | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Boston Scientific Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Go Daddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Packaging Corporationof America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Progressive Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Unum Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Trane Technologies P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%